SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2023	549	15,765
Issued in connection with subscription receipts conversion, net of issue costs	30	1,230
Share-based payment transactions(1)	2	13
Balance at December 31, 2024	581	17,008
Share-based payment transactions(1)	—	8
Balance at December 31, 2025	581	17,016
(1)    Exercised options are settled by issuing the net number of common shares equivalent to the gain upon exercise.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2023	93	2,199
Class A, Series 22 Preferred shares reclassification	—	(26)
Part VI.1 tax	—	(9)
Balance at December 31, 2024	93	2,164
Class A, Series 9 Preferred Shares redeemed	(9)	(225)
Class A, Series 19 Preferred Shares redeemed	(8)	(200)
Class A, Series 22 Preferred Shares redeemed	(1)	—
Part VI.1 tax	—	(10)
Balance at December 31, 2025	75	1,729

Schedule of dividends
The following dividends were declared and paid by Pembina:

12 Months Ended December 31
($ millions)	2025	2024
Common shares
Common share	1,638	1,569
Class A preferred shares
Series 1 Class A Preferred Share	16	16
Series 3 Class A Preferred Share	9	8
Series 5 Class A Preferred Share	17	14
Series 7 Class A Preferred Share	15	11
Series 9 Class A Preferred Share	10	10
Series 15 Class A Preferred Share	12	12
Series 17 Class A Preferred Share	10	9
Series 19 Class A Preferred Share	5	9
Series 21 Class A Preferred Share	24	24
Series 22 Class A Preferred Share	—	3
Series 25 Class A Preferred Share	16	16
	134	132
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 20, 2026 as outlined in the following table:

Series	Record Date	Payable Date	Dividend Amount ($ millions)
Series 1, 3, 5, 7, and 21	February 2, 2026	March 2, 2026	20
Series 15 and 17	March 16, 2026	March 31, 2026	5
Series 25	February 2, 2026	February 17, 2026	4
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